Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 5,032.7	£ 4,441.7
US Dollar bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings | $	$ 1,063
US Dollar bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,585.1	£ 1,231.8
Average interest rate	4.18%	4.06%	4.18%
Period (months)	72 months	70 months
Sterling bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,094.1	£ 1,094.1
Average interest rate	2.97%	3.21%	2.97%
Period (months)	155 months	167 months
Eurobonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 2,104.6	£ 1,976.0
Average interest rate	2.04%	2.20%	2.04%
Period (months)	69 months	79 months
Eurobonds | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 223.9	£ 210.2
Floating basis	EURIBOR	EURIBOR
Period (months)	3 months	15 months
Other
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 25.0	£ (70.4)